Notes Payable and Other Related Party Transactions (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 96,000	$ 127,000	$ 39,000